Cover	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Central Index Key	0001283699
Amendment Flag	true
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	(425)
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 1, 2020, T-Mobile US, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial 8-K”) to disclose the completion on April 1, 2020 of the previously announced business combination between T-Mobile US, Inc., a Delaware corporation (“T-Mobile”), and Sprint Corporation, a Delaware corporation (“Sprint”), pursuant to the Business Combination Agreement, dated as of April 29, 2018 by and among T-Mobile, Sprint, Huron Merger Sub LLC, a Delaware limited liability company and a wholly owned subsidiary of T-Mobile (“Merger Company”), Superior Merger Sub Corporation, a Delaware corporation and a wholly owned subsidiary of Merger Company, Starburst I, Inc., a Delaware corporation, Galaxy Investment Holdings, Inc., a Delaware corporation, and for the limited purposes set forth therein, Deutsche Telekom AG, an Aktiengesellschaft organized and existing under the laws of the Federal Republic of Germany, Deutsche Telekom Holding B.V., a besloten vennootschap met beperkte aansprakelijkheid organized and existing under the laws of the Netherlands, and SoftBank Group Corp., a Japanese kabushiki kaisha.This Form 8-K/A amends the Initial 8-K to include the historical audited and unaudited financial statements of Sprint and the unaudited pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Initial 8-K in reliance on the instructions to such items.The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Sprint would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the business combination.